Annual Fund Operating Expenses - Harbor International Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses,3	0.06%	[2]
Total Annual Fund Operating Expenses	0.81%
Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.69%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses,3	0.14%	[2]
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.77%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses,3	0.14%	[2]
Total Annual Fund Operating Expenses	1.14%
Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.02%	[1]
Investor Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses,3	0.25%	[2]
Total Annual Fund Operating Expenses	1.25%
Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.13%	[1]

[1]	The management fee rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion. In addition, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.69%, 0.77%, 1.02%, and 1.13% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate these agreements.
[2]	Restated to reflect current fees.